Fair value measurement - Assets on Nonrecurring Basis (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Decrease in fair value of loans of underlying collateral	$ 1	$ 1
Measured at fair value on a nonrecurring basis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	58	68
Other assets	64	57
Total assets	122	125
Measured at fair value on a nonrecurring basis | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	0	0
Other assets	0	0
Total assets	0	0
Measured at fair value on a nonrecurring basis | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	58	64
Other assets	64	57
Total assets	122	121
Measured at fair value on a nonrecurring basis | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	0	4
Other assets	0	0
Total assets	$ 0	$ 4